Employee and Director Benefit Programs (Tables)	12 Months Ended
Dec. 31, 2022
Employee and Director Benefit Programs
Change in accumulated benefit obligation
(Dollars in thousands)
	2022	2021

Benefit obligation at beginning of period	$5,011	4,870
Service cost	325	359
Interest cost	63	70
Benefits paid	(289)	(288)

Benefit obligation at end of period	$5,110	5,011

Amounts recognized in the Consolidated Balance Sheet
(Dollars in thousands)
	2022	2021

Benefit obligation	$5,110	5,011
Fair value of plan assets	-	-
(Dollars in thousands)
	2022	2021

Funded status	$(5,110)	(5,011)
Unrecognized prior service cost/benefit	-	-
Unrecognized net actuarial loss	-	-

Net amount recognized	$(5,110)	(5,011)

Unfunded accrued liability	$(5,110)	(5,011)
Intangible assets	-	-

Net amount recognized	$(5,110)	(5,011)

Schedule of net benefit costs
(Dollars in thousands)
	2022	2021	2020

Service cost	$325	359	359
Interest cost	63	70	70

Net periodic cost	$388	429	429

Weighted average discount rate assumption used to determine benefit obligation	5.50%	5.50%	5.49%

Schedule of expected benefit payments
(Dollars in thousands)

Year ending December 31,
2023	$329
2024	$353
2025	$370
2026	$368
2027	$494
Thereafter	$8,358